EMPLOYEE BENEFITS (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Actuarial liability at the beginning of the year	R$ 481,118	R$ 537,290
Actuarial liability at the end of the year	454,161	481,118	R$ 537,290
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Actuarial liability at the beginning of the year	481,118	537,290	584,288
Expenses recognized in income for the year	42,749	58,737	57,926
Sponsor's contributions transferred in prior year	(51,884)	(51,788)	(62,213)
Recognition of actuarial loss/(gain)	(17,822)	(63,121)	(42,711)
Actuarial liability at the end of the year	R$ 454,161	R$ 481,118	R$ 537,290